Other Intangible Assets Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	$ 75,229,000	$ 64,589,000
Accumulated amortization	(29,599,000)	(20,672,000)
Net carrying amount	45,630,000	43,917,000
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Net carrying amount	143,141,000	103,827,000
Amortization expense	11,200,000	11,900,000	9,900,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2013	9,743,000
2014	8,731,000
2015	7,821,000
2016	6,697,000
2017	6,697,000
Subsequent Event
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Annual license fees paid	2,300,000
Riverwalk Acquisition
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Acquired definite-lived intangible assets	10,300,000
Acquired indefinite-lived intangible assets	32,800,000
Bluff Media Acquisition
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Acquired definite-lived intangible assets	300,000
Acquired indefinite-lived intangible assets	4,800,000
Calder
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Annual license fees paid	2,300,000	2,300,000
Slots gaming rights
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Net carrying amount	70,390,000	45,089,000
Trademarks
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Net carrying amount	23,397,000	11,297,000
Illinois Horseracing Equity Trust
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Net carrying amount	3,307,000	3,307,000
Other
Indefinite-Lived Intangible Assets (Excluding Goodwill) [Abstract]
Net carrying amount	417,000	217,000
Favorable contracts
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	11,000,000	11,000,000
Accumulated amortization	(3,613,000)	(2,966,000)
Net carrying amount	7,387,000	8,034,000
Customer relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	57,900,000	47,280,000
Accumulated amortization	(24,594,000)	(16,344,000)
Net carrying amount	33,306,000	30,936,000
Slot gaming license
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	2,250,000	2,250,000
Accumulated amortization	(1,125,000)	(1,125,000)
Net carrying amount	1,125,000	1,125,000
Other
Finite-Lived Intangible Assets, Net [Abstract]
Gross carrying amount	4,079,000	4,059,000
Accumulated amortization	(267,000)	(237,000)
Net carrying amount	$ 3,812,000	$ 3,822,000